Principal accounting policies (Sales and Marketing Expenses, Share based Compensation, Statutory Reserves, Dividends and Segment Reporting - Narrative) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Sales and marketing expenses
Advertising and market promotion expenses	¥ 298,681	¥ 253,210	¥ 76,192
Employee social security and welfare benefits
Employee social security and welfare benefits	¥ 206,704	171,349	115,012
Minimum percentage appropriation to general reserve fund required	10.00%
Reserve level threshold for mandatory appropriation requirement (as a percent)	50.00%
Minimum percentage appropriation to statutory surplus fund required	10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)	50.00%
Amount appropriated to statutory reserves
Dividends
Dividends declared	¥ 0	0	0
Segment reporting
Number of operating segments	1
Statutory reserves [Member]
Employee social security and welfare benefits
Amount appropriated to statutory reserves	¥ 2,350	¥ 38	¥ 15,812